INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
INVESTMENTS IN SUBSIDIARIES	INVESTMENTS IN SUBSIDIARIES
The Company held investments in material subsidiaries for the years ended December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

			Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2021	2020

VEON Amsterdam B.V.	Netherlands	Holding	100.0%	100.0%
VEON Holdings B.V.	Netherlands	Holding	100.0%	100.0%
PJSC VimpelCom	Russia	Operating	100.0%	100.0%
JSC “Kyivstar”	Ukraine	Operating	100.0%	100.0%
LLP “KaR-Tel”	Kazakhstan	Operating	75.0%	75.0%
LLC “Unitel”	Uzbekistan	Operating	100.0%	100.0%
LLC “VEON Georgia”	Georgia	Operating	100.0%	80.0%
VEON Finance Ireland Designated Activity Company	Ireland	Holding	100.0%	—%
LLC “Sky Mobile”	Kyrgyzstan	Operating	50.1%	50.1%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100.0%	100.0%
Global Telecom Holding S.A.E	Egypt	Holding	99.6%	99.6%
Omnium Telecom Algérie S.p.A.*	Algeria	Holding	45.6%	45.4%
Optimum Telecom Algeria S.p.A.*	Algeria	Operating	45.6%	45.4%
Pakistan Mobile Communications Limited	Pakistan	Operating	100.0%	85.0%
Banglalink Digital Communications Limited	Bangladesh	Operating	100.0%	100.0%

* The Group has concluded that it controls Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A, see 'Significant accounting judgments' below for further details.
The Company is subject to legal restrictions to distribute accumulated profits from Algeria by virtue of local shareholding agreement (i.e. it is allowed only to distribute 42.5% of current year profit), and the rest is restricted. Further restrictions on dividend distributions relate to withholding tax in respect of dividends mainly from Russia, Kazakhstan and Uzbekistan. The total amount of dividend restrictions amounts to US$ 1 billion (PY: US$525 million). The increase as compared to prior year relates mainly to the increase of the withholding tax from 5% to 15% for dividends from Russia to the Netherlands.

MATERIAL PARTLY-OWNED SUBSIDIARIES

Financial information of subsidiaries that have material non-controlling interests (“NCIs”) is provided below:

	Equity interest held by NCIs		Book values of material NCIs		Profit / (loss) attributable to material NCIs
Name of significant subsidiary	2021	2020	2021	2020	2021	2020

LLP “KaR-Tel” (“Kar-Tel”)	25.0%	25.0%	96	97	29	26
Omnium Telecom Algérie S.p.A. (“OTA”)	54.4%	54.4%	732	783	29	43

The summarized financial information of these subsidiaries before intercompany eliminations for the years ended December 31 are detailed below.
Summarized income statement

	Kar-Tel			OTA
	2021	2020	2019	2021	2020	2019

Operating revenue	529	446	461	658	689	775
Operating expenses	(370)	(316)	(319)	(567)	(564)	(621)
Other (expenses) / income	(9)	4	(6)	(16)	(17)	(17)
Profit / (loss) before tax	150	134	136	75	108	137
Income tax expense	(32)	(28)	(29)	(21)	(29)	(36)
Profit / (loss) for the year	118	106	107	54	79	101

Total comprehensive income / (loss)	118	106	107	54	79	101
Attributed to NCIs	29	26	27	29	43	55

Dividends paid to NCIs	—	—	—	(43)	46	69

Summarized statement of financial position

	Kar-Tel		OTA
	2021	2020	2021	2020

Property and equipment	300	276	442	492
Intangible assets	213	233	1,100	1,168
Other non-current assets	28	23	35	18
Trade and other receivables	29	21	31	31
Cash and cash equivalents	46	37	113	67
Other current assets	33	31	28	50
Debt and derivatives	(102)	(75)	(122)	(102)
Provisions	(6)	(6)	(37)	(23)
Other liabilities	(158)	(152)	(250)	(267)

Total equity	383	388	1,340	1,434

Attributed to:
Equity holders of the parent	287	291	608	651
Non-controlling interests	96	97	732	783

Summarized statement of cash flows

	Kar-Tel			OTA
	2021	2020	2019	2021	2020	2019

Net operating cash flows	231	184	199	263	211	305
Net investing cash flows	(106)	(88)	(84)	(114)	(102)	(84)
Net financing cash flows	(114)	(97)	(104)	(99)	(103)	(205)
Net foreign exchange difference	(1)	(2)	—	(5)	(5)	(1)
Net increase / (decrease) in cash equivalents	10	(3)	11	45	1	15

SIGNIFICANT ACCOUNTING JUDGMENTS
Control over subsidiaries
Subsidiaries, which are those entities over which the Company is deemed to have control, are consolidated. In certain circumstances, significant judgment is required to assess if the Company is deemed to have control over entities where the Company’s ownership interest does not exceed 50%. The Group has concluded that it controls Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A even though its subsidiary, Global Telecom Holding S.A.E. owned less than 50% of the ordinary shares. This is because the Company can exercise operational control through terms of a shareholders’ agreement. Our partner in Algeria can acquire our shares at fair market value under call option arrangements exercisable solely at its discretion between October 1, 2021 and December 31, 2021. Concurrently, we have a right to require our partner in Algeria to acquire our shares under put option arrangements exercisable solely at our discretion between July 1, 2021 and September 30, 2021. On July 1, 2021 VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria) to the Fonds National d'Investissement (FNI). Both option arrangements did not have any impact on our ability to consolidate Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A.